Reconciliations of Beginning and Ending Balances of Pension Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent liabilities	¥ (445,350)	¥ (622,462)
Japanese plans
Change in benefit obligations:
Benefit obligations at beginning of year	(1,283,216)	(1,193,566)
Service cost	(33,701)	(31,124)	(33,454)
Interest cost	(19,248)	(23,871)	(23,481)
Actuarial gain (loss)	(4,833)	(82,834)
Benefits paid	47,363	48,179
Benefit obligations at end of year	(1,293,635)	(1,283,216)	(1,193,566)
Change in plan assets:
Fair value of plan assets at beginning of year	918,518	801,701
Actual return on plan assets	71,304	94,446
Employer contributions	69,580	70,550
Benefits paid	(47,363)	(48,179)
Fair value of plan assets at end of year	1,012,039	918,518	801,701
Funded status	(281,596)	(364,698)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	2,626	1,480
Current liabilities	(335)	(364)
Noncurrent liabilities	(283,887)	(365,814)
Total	(281,596)	(364,698)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	335,886	394,998
Prior service cost (benefit)	(105,367)	(121,671)
Total	230,519	273,327
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(1,272,687)	(1,262,263)
Accumulated benefit obligations	(1,191,640)	(1,180,781)
Fair value of plan assets	988,744	897,066
Foreign plans
Change in benefit obligations:
Benefit obligations at beginning of year	(685,155)	(536,064)
Service cost	(27,342)	(24,826)	(19,506)
Interest cost	(31,857)	(26,107)	(24,130)
Plan participants' contributions	(13)	(26)
Actuarial gain (loss)	20,074	(33,210)
Benefits paid	39,339	11,177
Amendment	57,251
Curtailment	1,084
Foreign currency translation	(63,053)	(76,099)
Benefit obligations at end of year	(689,672)	(685,155)	(536,064)
Change in plan assets:
Fair value of plan assets at beginning of year	543,164	422,500
Actual return on plan assets	67,666	45,124
Employer contributions	33,557	23,795
Plan participants' contributions	13	26
Benefits paid	(39,339)	(11,177)
Foreign currency translation	51,891	62,896
Fair value of plan assets at end of year	656,952	543,164	422,500
Funded status	(32,720)	(141,991)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	18,643
Current liabilities	(40)	(38)
Noncurrent liabilities	(51,323)	(141,953)
Total	(32,720)	(141,991)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	145,979	206,941
Net transition obligation	35	77
Prior service cost (benefit)	(35,497)	(1,905)
Total	110,517	205,113
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(469,569)	(493,040)
Accumulated benefit obligations	(469,152)	(453,165)
Fair value of plan assets	¥ 429,441	¥ 367,949